Derivative Financial Liability (Tables)	6 Months Ended
Jun. 30, 2021
Derivative Financial Liability [Abstract]
Schedule of private warrants
	30 June 2021	31 December 2020
	USD ’000	USD ’000

Fair value of Warrants at the beginning of the period / Initial recognition of Warrants at the close of the Business Combination - now reclassified from equity to a liability	13,628	9,210
Change in fair value for the period / year	3,795	4,418
Fair value of Warrants at the end of the period / year	17,423	13,628